UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust
_______________________________________
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
 Summit, NJ 07901
_______________________________________
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(908) 897-0518
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

ETFMG Prime Junior Silver ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Canada - 62.0%
Commercial Services & Supplies - 1.3%
Alexco Resource Corp. (a)	519,805	$693,940
Metals & Mining - 60.7%
Americas Silver Corp. (a)	211,497	661,205
Arizona Mining, Inc. (a)	453,025	2,122,720
Bear Creek Mining Corp. (a)	527,564	710,294
Cautivo Mining, Inc. (a)(c)	18,219	–
Endeavour Silver Corp. (a)	549,575	1,714,674
Excellon Resources, Inc. (a)	523,946	553,976
First Majestic Silver Corp. (a)	356,448	2,719,698
Fortuna Silver Mines, Inc. (a)	235,127	1,337,808
Great Panther Silver Ltd. (a)	358,638	419,606
Hudbay Minerals, Inc. (a)	358,299	1,997,742
Kootenay Silver, Inc. (a)	848,179	96,776
MAG Silver Corp. (a)	231,406	2,499,498
Mandalay Resources Corp. (a)	1,690,000	250,675
Maya Gold & Silver, Inc. (a)	377,332	746,254
Minco Silver Corp. (a)	251,083	124,143
Mirasol Resources Ltd. (a)	178,926	234,095
Pan American Silver Corp. (a)	392,805	7,030,542
Sabina Gold & Silver Corp. (a)	463,387	535,769
Sierra Metals, Inc. (a)	270,157	702,801
Silvercorp Metals, Inc. (a)	701,287	1,851,037
SilverCrest Metals, Inc. (a)	362,538	755,604
SSR Mining, Inc. (a)	169,978	1,676,959
Tahoe Resources, Inc.	433,000	2,130,360
Trevali Mining Corp. (a)	1,258,865	861,810
Yamana Gold, Inc.	869,179	2,520,619
Total Metals & Mining		34,254,665
Total Canada		34,948,605

United Kingdom - 10.9%
Metals & Mining - 10.9%
Hochschild Mining PLC	2,448,062	6,154,725

United States - 26.1%
Metals & Mining - 26.1%
Coeur Mining, Inc. (a)	866,720	6,587,072
Gold Resource Corp.	100,457	662,012
Golden Minerals Co. (a)	303,050	103,522
Hecla Mining Co.	1,811,363	6,303,543
McEwen Mining, Inc.	511,988	1,059,815
Total Metals & Mining		14,715,964
Total United States		14,715,964
TOTAL COMMON STOCKS (Cost $62,856,603)		55,819,294

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds- 1.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.76% (b)	683,208	683,208
TOTAL SHORT-TERM INVESTMENTS (Cost $683,208)		683,208

Total Investments (Cost $63,539,811) - 100.2%		56,502,502
Liabilities in Excess of Other Assets - (0.2)%		(91,361)
TOTAL NET ASSETS - 100.0%		$56,411,141

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
(c)	Includes a security that is categorized as Level 3 per the Trust's fair value hierarchy. This security represents $0 or 0.00% for the Fund's net assets and classified as a Level 3 security.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Finland - 0.4%
Software - 0.4%
F-Secure OYJ (c)	1,354,684	$5,956,237

Israel - 9.0%
Communications Equipment - 0.9%
Radware Ltd. (a)	561,066	14,183,749
Software - 8.1%
Check Point Software Technologies Ltd. (a) ^	674,451	65,880,374
CyberArk Software Ltd. (a)	1,011,340	63,673,966
Total Software		129,554,340
Total Israel		143,738,089

Japan - 5.2%
Software - 5.2%
Digital Arts, Inc.	251,793	13,645,468
FFRI, Inc. (a) ^	207,916	5,699,544
Trend Micro, Inc.	1,127,490	64,361,079
Total Software		83,706,091
Total Japan		83,706,091

Netherlands - 0.9%
Software - 0.9%
Gemalto NV (a)	233,385	13,578,308

Republic of Korea - 0.5%
Software - 0.5%
Ahnlab, Inc.	169,334	7,748,797

United Kingdom - 8.1%
Aerospace & Defense - 2.6%
BAE Systems PLC	1,659,038	14,161,772
QinetiQ Group PLC	3,671,213	13,067,177
Ultra Electronics Holdings PLC	634,704	13,821,222
Total Aerospace & Defense		41,050,171
Internet Software & Services - 0.8%
Mimecast Ltd. (a)	318,216	13,113,681
IT Services - 0.4%
NCC Group PLC	2,452,800	6,629,539
Software - 4.3%
Sophos Group PLC	8,194,388	69,104,866
Total United Kingdom		129,898,257

United States - 75.8%
Aerospace & Defense - 0.5%
The KEYW Holding Corp. (a) ^	907,057	7,927,678
Communications Equipment - 15.0%
Cisco Systems, Inc.	1,701,803	73,228,583
F5 Networks, Inc. (a) ^	87,312	15,056,954
Juniper Networks, Inc.	2,412,746	66,157,495
NetScout Systems, Inc. (a) ^	504,605	14,986,769
Palo Alto Networks, Inc. (a)	347,898	71,482,602
Total Communications Equipment		240,912,403
Internet Software & Services - 9.9%
Akamai Technologies, Inc. (a)	857,756	62,813,472
Carbonite, Inc. (a)(b) ^	1,674,218	58,430,208
Okta, Inc. (a) ^	291,623	14,689,051
VeriSign, Inc. (a) ^	114,758	15,770,044
Zix Corp. (a) ^	1,275,065	6,872,600
Total Internet Software & Services		158,575,375
IT Services - 10.5%
Booz Allen Hamilton Holding Corp.	312,648	13,672,097
CACI International, Inc. (a)	387,981	65,394,198
Leidos Holdings, Inc. ^	233,739	13,790,601
ManTech International Corp.	246,789	13,237,762
Science Applications International Corp.	743,501	60,171,536
Total IT Services		166,266,194
Software - 39.9%
A10 Networks, Inc. (a)	1,079,042	6,722,432
Carbon Black, Inc. (a)	497,754	12,941,604
CommVault Systems, Inc. (a)	940,197	61,911,972
Everbridge, Inc. (a) ^	288,651	13,687,830
FireEye, Inc. (a)	3,884,286	59,779,162
ForeScout Technologies, Inc. (a) ^	435,620	14,924,341
Fortinet, Inc. (a) ^	1,066,288	66,568,360
Imperva, Inc. (a)	1,329,689	64,157,494
MobileIron, Inc. (a)	1,601,918	7,128,535
OneSpan, Inc. (a)	640,675	12,589,264
Proofpoint, Inc. (a) ^	547,731	63,158,862
Qualys, Inc. (a) ^	800,608	67,491,254
Rapid7, Inc. (a)	427,538	12,065,122
SecureWorks Corp. (a)(b) ^	885,871	11,029,094
Splunk, Inc. (a)	585,549	58,033,761
Symantec Corp. ^	3,175,674	65,577,668
Varonis Systems, Inc. (a)	177,019	13,187,916
Verint Systems, Inc. (a) ^	307,874	13,654,212
Zscaler, Inc. (a) ^	346,857	12,400,138
Total Software		637,009,021
Total United States		1,210,690,671
TOTAL COMMON STOCKS (Cost $1,386,380,833)		1,595,316,450

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class 1.76% (c)	1,808,666	1,808,666
TOTAL SHORT-TERM INVESTMENTS (Cost $1,808,666)		1,808,666

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 10.9%
Investment Companies - 10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (c) +		173,303,594
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $173,303,594)		173,303,594

Total Investments (Cost $1,561,493,093) - 110.9%		1,770,428,710
Liabilities in Excess of Other Assets - (10.9)%		(174,085,881)
TOTAL NET ASSETS - 100.0%		$1,596,342,829

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 2 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $173,303,594 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $169,089,352.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Brazil - 2.5%
IT Services - 2.5%
Cielo SA	2,125,783	$9,077,394

Cayman Islands - 2.2%
IT Services - 2.2%
Pagseguro Digital Ltd. (a)	288,111	7,995,080

Cyprus - 1.5%
IT Services - 1.5%
QIWI PLC - ADR ^	353,566	5,568,665

France - 4.4%
Electronic Equipment, Instruments & Components - 2.2%
Ingenico Group SA	87,534	7,871,119
IT Services - 2.2%
Worldline SA (a)	139,425	7,900,061
Total France		15,771,180

Germany - 3.4%
IT Services - 3.4%
Wirecard AG	76,554	12,332,712

Hong Kong - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology Ltd.	2,352,078	1,160,210

Japan - 6.5%
Consumer Finance - 0.6%
Jaccs Co Ltd.	98,233	2,125,875
Insurance - 3.5%
Dai-ichi Life Holdings, Inc. (b)	703,282	12,551,915
IT Services - 2.2%
GMO Payment Gateway, Inc.	67,724	7,817,484
Software - 0.2%
Intelligent Wave, Inc. ^	109,605	729,611
Total Japan		23,224,885

Puerto Rico - 1.6%
IT Services - 1.6%
EVERTEC, Inc.	271,961	5,942,348

United Kingdom - 0.6%
Commercial Services & Supplies - 0.6%
PayPoint PLC	162,162	2,001,022

United States - 76.3%
Consumer Finance - 11.8%
American Express Co.	221,642	21,720,915
Discover Financial Services	199,614	14,054,822
Green Dot Corp. (a)	90,545	6,645,098
Total Consumer Finance		42,420,835
Electronic Equipment, Instruments & Components - 1.8%
VeriFone Systems, Inc. (a)	280,131	6,392,589
IT Services - 58.5%
Euronet Worldwide, Inc. (a)	81,602	6,835,800
Evo Payments, Inc. (a) ^	301,645	6,207,854
Fidelity National Information Services, Inc.	171,651	18,200,156
First Data Corp. (a)	612,853	12,827,013
Fiserv, Inc. (a)	220,470	16,334,622
FleetCor Technologies, Inc. (a)	59,836	12,604,453
Global Payments, Inc. ^	105,114	11,719,160
MasterCard, Inc.	111,905	21,991,571
MoneyGram International, Inc. (a)	172,976	1,157,209
Net 1 UEPS Technologies, Inc. (a)	124,874	1,133,856
PayPal Holdings, Inc. (a)	265,423	22,101,772
Square, Inc. (a) ^	234,535	14,456,737
Total System Services, Inc.	129,711	10,963,174
Visa, Inc. ^	166,141	22,005,375
Western Union Co. ^	434,399	8,831,332
WEX, Inc. (a)	44,393	8,455,979
Worldpay, Inc. (a)	180,516	14,762,598
Total IT Services		210,588,661
Software - 1.8%
ACI Worldwide, Inc. (a)	257,636	6,355,880
Technology Hardware, Storage & Peripherals - 2.4%
NCR Corp. (a)	217,154	6,510,277
USA Technologies, Inc. (a)	163,023	2,282,322
Total Technology Hardware, Storage & Peripherals		8,792,599
Total United States		274,550,564
TOTAL COMMON STOCKS (Cost $314,562,342)		357,624,060

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.76% (c)	2,605,102	2,605,102
TOTAL MONEY MARKET FUNDS (Cost $2,605,102)		2,605,102

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 11.7%
Investment Companies - 11.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (c) +		42,259,200
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 42,259,200)		42,259,200

Total Investments (Cost $359,426,644) - 111.7%		402,488,362
Liabilities in Excess of Other Assets - (11.7)%		(42,248,979)
TOTAL NET ASSETS - 100.0%		$360,239,383

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 2 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $42,259,200 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $41,524,812.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.7%
Canada - 2.2%
Aerospace & Defense - 2.2%
Drone Delivery Canada Corp. (a)	746,701	$1,016,693

Cayman Islands - 3.3%
Semiconductors & Semiconductor Equipment - 3.3%
Ambarella, Inc. (a) ^	39,866	1,539,227

France - 15.8%
Aerospace & Defense - 3.9%
Dassault Aviation SA	438	834,763
Thales SA	7,360	948,460
Total Aerospace & Defense		1,783,223
Communications Equipment - 11.9%
Parrot SA (a)	830,295	5,468,655
Total France		7,251,878

Germany - 1.2%
Industrial Conglomerates - 1.2%
Rheinmetall AG	4,894	540,431

Israel - 1.3%
Aerospace & Defense - 1.3%
Elbit Systems Ltd.	5,060	593,797

Italy - 1.9%
Aerospace & Defense - 1.9%
Leonardo SpA	90,627	895,993

Japan - 8.7%
Automobiles - 2.8%
Subaru Corp.	22,692	660,992
Yamaha Motor Co. Ltd.	24,062	605,489
Total Automobiles		1,266,481
Electronic Equipment, Instruments & Components - 2.8%
Hitachi Ltd.	89,246	630,038
TDK Corp.	6,304	644,549
Total Electronic Equipment, Instruments & Components		1,274,587
Household Durables - 1.4%
Sony Corp. - ADR	12,583	645,005
Technology Hardware, Storage & Peripherals - 1.7%
NEC Corp.	27,747	761,874
Total Japan		3,947,947

Netherlands - 1.6%
Aerospace & Defense - 1.6%
Airbus SE	6,406	750,039

Republic of Korea - 1.5%
Aerospace & Defense - 1.5%
Korea Aerospace Industries Ltd. (a)	18,676	690,400

Spain - 1.5%
IT Services - 1.5%
Indra Sistemas SA (a)	57,120	683,724

Sweden - 2.8%
Aerospace & Defense - 1.3%
Saab AB	13,866	575,896
Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB	12,733	710,094
Total Sweden		1,285,990

Turkey - 3.3%
Aerospace & Defense - 1.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	153,418	772,792
Household Durables - 1.6%
Vestel Elektronik Sanayi Ve Ticaret AS (a)	382,084	742,734
Total Turkey		1,515,526

United Kingdom - 5.8%
Aerospace & Defense - 5.8%
BAE Systems PLC	113,328	967,383
Cobham PLC (a)	285,339	484,465
Meggitt PLC	91,927	598,474
QinetiQ Group PLC	165,556	589,274
Total Aerospace & Defense		2,639,596
Total United Kingdom		2,639,596

United States - 49.8%
Aerospace & Defense - 35.3%
Aerovironment, Inc. (a) ^	83,039	5,931,476
Boeing Co.	5,391	1,808,734
General Dynamics Corp.	3,790	706,494
Harris Corp.	3,586	518,320
HEICO Corp. ^	6,373	464,746
Kratos Defense & Security Solutions, Inc. (a) ^	78,716	906,021
L3 Technologies, Inc.	4,574	879,672
Lockheed Martin Corp.	2,395	707,555
Mercury Systems, Inc. (a) ^	7,579	288,457
Northrop Grumman Corp.	2,392	736,018
Raytheon Co.	3,854	744,516
Teledyne Technologies, Inc. (a)	2,270	451,866
Textron, Inc.	12,419	818,536
TransDigm Group, Inc. ^	1,669	576,039
United Technologies Corp. ^	5,964	745,679
Total Aerospace & Defense		16,284,129
Building Products - 0.9%
Griffon Corp.	24,401	434,338
Electronic Equipment, Instruments & Components - 6.3%
FLIR Systems, Inc.	8,698	452,035
II-VI, Inc. (a) ^	9,470	411,472
Jabil, Inc.	27,104	749,696
Littelfuse, Inc.	2,760	629,777
Trimble, Inc. (a)	19,506	640,577
Total Electronic Equipment, Instruments & Components		2,883,557

Household Durables - 1.4%
GoPro, Inc. (a) ^	99,798	642,699
Industrial Conglomerates - 1.9%
Honeywell International, Inc.	6,086	876,689
Semiconductors & Semiconductor Equipment - 4.0%
Intel Corp. ^	12,213	607,108
NVIDIA Corp. ^	2,548	603,621
QUALCOMM, Inc.	11,182	627,534
Total Semiconductors & Semiconductor Equipment		1,838,263
Total United States		22,959,675
TOTAL COMMON STOCKS (Cost $45,918,388)		46,310,916

INVESTMENT PURCHASED WITH SECURITIES LENDING COLLATERAL - 16.8%
Investment Companies - 16.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		7,743,288
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL(Cost 7,743,288)		7,743,288

Total Investments (Cost $53,661,676) - 117.5%		54,054,204
Liabilities in Excess of Other Assets - (17.5)%		(8,057,202)
TOTAL NET ASSETS - 100.0%		$45,997,002

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,743,288 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $7,544,914.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Cayman Islands - 10.1%
Internet Software & Services - 4.9%
Momo, Inc. - ADR (a)	25,292	$1,100,202
NetEase, Inc. - ADR	5,474	1,383,116
SINA Corp. (a)	13,490	1,142,468
Sohu.com Ltd. - ADR (a)	34,464	1,223,472
YY, Inc. - ADR (a)	12,182	1,223,926
Total Internet Software & Services		6,073,184
Software - 4.1%
Changyou.com Ltd. - ADR	155,978	2,600,153
Cheetah Mobile, Inc. - ADR (a) ^	114,064	1,090,452
Kingsoft Corp Ltd.	401,418	1,217,721
Total Software		4,908,326
Technology Hardware, Storage & Peripherals - 1.1%
Razer, Inc. (a)	5,682,809	1,376,228
Total Cayman Islands		12,357,738

Finland - 0.7%
Software - 0.7%
Rovio Entertainment OYJ	128,173	808,275

France - 2.3%
Software - 2.3%
Ubisoft Entertainment SA (a)	25,245	2,770,638

Germany - 1.1%
Health Care Equipment & Supplies - 1.1%
Carl Zeiss Meditec AG	19,143	1,306,663

Hong Kong - 4.3%
Internet Software & Services - 1.1%
Tencent Holdings Ltd.	25,516	1,280,743
Software - 3.2%
IGG, Inc.	1,782,778	2,281,418
NetDragon Websoft Holdings Ltd.	681,795	1,506,873
Total Software		3,788,291
Total Hong Kong		5,069,034

Japan - 22.4%
Household Durables - 1.4%
Sony Corp. - ADR	34,860	1,786,923
Internet Software & Services - 3.3%
DeNa Co. Ltd.	70,179	1,316,550
Gree, Inc.	481,497	2,578,942
Total Internet Software & Services		3,895,492
Leisure Products - 2.3%
Bandai Namco Holdings, Inc.	32,074	1,323,923
Sega Sammy Holdings, Inc.	81,689	1,400,404
Total Leisure Products		2,724,327

Software - 15.4%
Capcom Co. Ltd.	120,446	2,969,946
Cyberstep, Inc. (a)	43,060	792,243
Gumi, Inc. (a) ^	114,469	753,718
GungHo Online Entertainment, Inc. ^	495,738	1,262,685
Koei Tecmo Holdings Co. Ltd.	66,188	1,302,059
Konami Holdings Corp.	56,835	2,895,266
Marvelous, Inc.	104,778	864,041
NEXON Co. Ltd. (a)	175,039	2,543,808
Nintendo Co. Ltd.	7,426	2,428,047
Square Enix Holdings Co. Ltd.	57,943	2,847,039
Total Software		18,658,852
Total Japan		27,065,594

Netherlands - 0.7%
Software - 0.7%
Funcom NV (a)	349,043	842,141

Norway - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Nordic Semiconductor ASA (a)	193,237	1,238,524

Republic of Korea - 14.4%
Software - 14.4%
Com2uS Corp.	15,854	2,389,836
Gravity Co. Ltd. - ADR (a)	12,519	734,865
NCSoft Corp.	8,482	2,823,528
Neowiz (a)	56,119	903,846
Netmarble Corp.	20,530	2,809,175
Pearl Abyss Corp. (a)	13,503	2,726,043
Webzen, Inc. (a)	117,968	2,561,530
WeMade Entertainment Co. Ltd.	57,209	2,438,248
Total Software		17,387,071
Total Republic of Korea		17,387,071

Sweden - 8.5%
Media - 1.1%
Modern Times Group MTG AB	31,392	1,313,615
Software - 6.6%
G5 Entertainment AB	44,038	2,194,832
Paradox Interactive AB	77,697	1,613,492
Starbreeze AB (a)	981,972	1,151,166
Stillfront Group AB (a)	47,425	1,167,523
THQ Nordic AB (a)	92,380	1,835,894
Total Software		7,962,907
Technology Hardware, Storage & Peripherals - 0.8%
Tobii AB (a)	203,877	912,772
Total Sweden		10,189,294

Switzerland - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Logitech International SA	39,218	1,721,670

Taiwan, Province of China - 6.2%
Software - 2.0%
Gamania Digital Entertainment Co. Ltd. (a)	335,000	849,353
Softstar Entertainment, Inc. (a)	203,000	719,091
Userjoy Technology Co. Ltd.	280,000	799,908
Total Software		2,368,352

Technology Hardware, Storage & Peripherals - 4.2%
Acer, Inc.	1,461,000	1,193,201
Asustek Computer, Inc.	148,621	1,357,592
Micro-Star International Co. Ltd.	786,422	2,429,800
Total Technology Hardware, Storage & Peripherals		4,980,593
Total Taiwan, Province of China		7,348,945

United Kingdom - 0.9%
Software - 0.9%
Frontier Developments Plc (a)	63,644	1,125,521

United States - 26.0%
Household Durables - 1.5%
Turtle Beach Corp. (a) ^	44,299	900,156
Vuzix Corp. (a) ^	130,484	972,106
Total Household Durables		1,872,262
Internet Software & Services - 1.5%
Alphabet, Inc. (a)	1,555	1,734,836
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a) ^	113,726	1,704,752
Intel Corp. ^	31,594	1,570,537
Kopin Corp. (a)^	243,146	695,398
NVIDIA Corp.	6,625	1,569,463
QUALCOMM, Inc.	22,083	1,239,298
Total Semiconductors & Semiconductor Equipment		6,779,448
Software - 12.9%
Activision Blizzard, Inc.	36,346	2,773,927
Electronic Arts, Inc. (a)	19,554	2,757,505
Glu Mobile, Inc. (a)	479,387	3,072,871
Microsoft Corp.	17,125	1,688,696
Take-Two Interactive Software, Inc. (a)	23,849	2,822,768
Zynga, Inc. (a)	616,693	2,509,941
Total Software		15,625,708
Specialty Retail - 2.3%
GameStop Corp. ^	186,796	2,721,618
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc. ^	9,086	1,681,909
Immersion Corp. (a)	54,518	841,758
Total Technology Hardware, Storage & Peripherals		2,523,667
Total United States		31,257,539
TOTAL COMMON STOCKS (Cost $121,311,973)		120,488,647

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds- 0.0%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.76% (b)	1,983	1,983
TOTAL SHORT-TERM INVESTMENTS (Cost $1,983)		1,983

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 9.6%
Investment Companies - 9.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		11,572,823
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 11,572,823)		11,572,823

Total Investments (Cost $132,886,779) - 109.6%		132,063,453
Liabilities in Excess of Other Assets - (9.6)%		(11,561,160)
TOTAL NET ASSETS - 100.0%		$120,502,293

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $11,572,823 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June, 2018. Total value of securities out on loan is $11,095,138.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Alternative Harvest ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Australia - 2.3%
Pharmaceuticals - 2.3%
Cann Group Ltd. (a)	3,421,730	$8,862,880

Canada - 60.4%
Pharmaceuticals - 60.4%
ABcann Global Corp. (a)	6,850,381	7,034,583
Aurora Cannabis, Inc. (a)	3,001,115	21,230,265
Auxly Cannabis Group, Inc. (a)	15,148,151	13,135,734
CannTrust Holdings, Inc. (a)	2,852,775	16,991,008
Canopy Growth Corp. (a)	697,649	20,388,449
Cronos Group, Inc. (a) ^	3,108,820	20,269,506
Emerald Health Therapeutics, Inc. (a)	4,493,838	12,647,625
Green Organic Dutchman Holdings Ltd. (a)	5,790,459	28,541,568
Hiku Brands Co Ltd. (a)	146,256	161,314
Hydropothecary Corp. (a)	4,713,272	19,001,515
Isodial International, Inc. (a)	131,114	47,373
MedReleaf Corp. (a)	993,920	20,405,356
Newstrike Resources Ltd. (a)	20,322,530	8,811,351
Organigram Holdings, Inc. (a)	4,109,139	16,690,984
Radient Technologies, Inc. (a)	6,951,471	6,186,606
Supreme Cannabis Co., Inc. (a)	8,426,129	10,255,054
TerrAscend Corp. (a)	3,084,990	9,691,560
Total Canada		231,489,851

Denmark - 1.5%
Tobacco - 1.5%
Scandinavian Tobacco Group AS	388,465	5,866,598

Hong Kong - 1.5%
Chemicals - 1.5%
Huabao International Holdings Ltd.	8,828,673	5,649,018

Italy - 1.4%
Machinery - 1.4%
Gima TT SpA	331,038	5,447,006

Japan - 1.6%
Tobacco - 1.6%
Japan Tobacco, Inc.	221,232	6,184,465

Mexico - 0.0%
Construction & Engineering - 0.0%
Empresas ICA SAB de CV (a)(c)	155,893	–

Spain - 1.4%
Paper & Forest Products - 1.4%
Miquel y Costas & Miquel SA	146,890	5,540,689

Sweden - 1.6%
Tobacco - 1.6%
Swedish Match AB	125,221	6,203,205

United Kingdom - 7.3%
Pharmaceuticals - 4.2%
GW Pharmaceuticals PLC - ADR (a)	116,447	16,249,014
Tobacco - 3.1%
British American Tobacco PLC	115,165	5,821,173
Imperial Brands PLC	165,594	6,167,268
Total Tobacco		11,988,441
Total United Kingdom		28,237,455

United States - 20.5%
Biotechnology - 7.3%
Arena Pharmaceuticals, Inc. (a)	133,424	5,817,286
Cara Therapeutics, Inc. (a) ^	354,986	6,797,982
Corbus Pharmaceuticals Holdings, Inc. (a) ^	1,830,450	9,243,773
Insys Therapeutics, Inc. (a) ^	868,770	6,289,895
Total Biotechnology		28,148,936
Chemicals - 1.5%
Scotts Miracle-Gro Co. ^	70,495	5,862,365
Paper & Forest Products - 1.6%
Schweitzer-Mauduit International, Inc.	134,747	5,891,138
Tobacco - 10.1%
22nd Century Group, Inc. (a) ^	2,852,615	7,017,433
Altria Group, Inc. ^	105,934	6,015,992
Philip Morris International, Inc.	75,517	6,097,243
Turning Point Brands, Inc.	231,255	7,377,035
Universal Corp. ^	91,438	6,039,480
Vector Group Ltd. ^	305,636	5,831,535
Total Tobacco		38,378,718
Total United States		78,281,157
TOTAL COMMON STOCKS (Cost $425,013,479)		381,762,324

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds- 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.76% (b)	1,538,655	1,538,655
TOTAL SHORT-TERM INVESTMENTS (Cost $1,538,655)		1,538,655

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 15.4%
Mount Vernon Liquid Assets Portfolio, LLC. 1.89% (b) +		58,882,422
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 58,882,422)		58,882,422

Total Investments (Cost $485,434,556) - 115.3%		442,183,401
Liabilities in Excess of Other Assets - (15.3)%		(58,667,252)
TOTAL NET ASSETS - 100.0%		$383,516,149

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
(c)	Includes a security that is categorized as Level 3 per the Trust's fair value hierachy. This security represents $0 or 0.00% of the Fund's net assets and is classified as a Level 3 security.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $58,882,422 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $56,303,586.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Australia - 0.4%
Diversified Telecommunication Services - 0.2%
Sky & Space Global Ltd. (a)	1,270,496	$74,278
Machinery - 0.2%
Fluence Corp Ltd. (a)	360,977	108,192
Total Australia		182,470

Guernsey - 8.0%
IT Services - 8.0%
Amdocs Ltd.	49,445	3,272,765
SafeCharge International Group Ltd.	50,783	237,924
Total Guernsey		3,510,689

Hong Kong - 0.3%
Health Care Equipment & Supplies - 0.3%
Sisram Medical Ltd. (a)	225,664	150,431

Israel - 58.8%
Aerospace & Defense - 4.3%
Aeronautics Ltd. (a)	59,571	120,795
Elbit Systems Ltd.	13,974	1,639,865
RADA Electronic Industries Ltd. (a) ^	46,255	142,465
Total Aerospace & Defense		1,903,125
Auto Components - 0.3%
Foresight Autonomous Holdings Ltd. (a) ^	208,765	144,493
Biotechnology - 2.8%
BioLine RX Ltd. - ADR (a)	160,227	144,973
Galmed Pharmaceuticals Ltd. (a)	17,802	211,844
Intec Pharma Ltd. (a)	39,218	167,989
Kamada Ltd. (a)	38,023	195,715
UroGen Pharma Ltd. (a)	8,066	401,364
Vascular Biogenics Ltd. (a) ^	54,386	119,649
Total Biotechnology		1,241,534
Communications Equipment - 4.2%
AudioCodes Ltd. (a)	25,148	195,400
Ceragon Networks Ltd. (a)	68,745	245,420
Ituran Location and Control Ltd.	11,928	362,015
RADCOM Ltd. (a)	10,227	201,983
Radware Ltd. (a)	25,005	632,127
Silicom Ltd. (a)	5,920	227,683
Total Communications Equipment		1,864,628
Electronic Equipment, Instruments & Components - 4.1%
Magal Security Systems Ltd. (a)	25,513	135,984
Orbotech Ltd. (a)	26,992	1,668,106
Total Electronic Equipment, Instruments & Components		1,804,090
Health Care Equipment & Supplies - 1.8%
Mazor Robotics Ltd. (a)	29,363	810,678
Household Durables - 0.5%
Maytronics Ltd.	41,890	225,813
Independent Power and Renewable Electricity Producers - 0.8%
Energix-Renewable Energies Ltd. (a)	150,095	156,690
Enlight Renewable Energy Ltd. (a)	365,938	185,958
Total Independent Power and Renewable Electricity Producers		342,648

Internet Software & Services - 4.6%
Wix.com Ltd. (a)	19,979	2,003,893
IT Services - 1.1%
Formula Systems 1985 Ltd.	6,454	233,231
Matrix IT Ltd.	26,465	281,777
Total IT Services		515,008
Life Sciences Tools & Services - 0.4%
Compugen Ltd. (a)	55,852	184,430
Machinery - 1.4%
Kornit Digital Ltd. (a) ^	22,504	400,572
Sarine Technologies Ltd.	276,577	179,648
Total Machinery		580,220
Pharmaceuticals - 1.3%
Foamix Pharmaceuticals Ltd. (a)	37,623	188,491
MediWound Ltd. (a)	23,370	161,253
Redhill Biopharma Ltd. - ADR (a) ^	26,060	222,292
Total Pharmaceuticals		572,036
Semiconductors & Semiconductor Equipment - 9.7%
Camtek Ltd.	22,215	163,280
Mellanox Technologies Ltd. (a)	27,105	2,284,953
Nova Measuring Instruments Ltd. (a)	17,691	483,495
Tower Semiconductor Ltd. (a)	60,912	1,349,696
Total Semiconductors & Semiconductor Equipment		4,281,424
Software - 20.0%
Allot Communications Ltd. (a)	33,782	178,872
Attunity Ltd. (a)	18,015	209,154
Check Point Software Technologies Ltd. (a) ^	34,606	3,380,313
CyberArk Software Ltd. (a)	21,300	1,341,048
Hilan Ltd.	11,930	262,325
Magic Software Enterprises Ltd.	24,811	205,433
Nice Ltd. (a)	31,136	3,213,818
Total Software		8,790,963
Technology Hardware, Storage & Peripherals - 1.5%
Stratasys Ltd. (a) ^	35,344	676,484
Total Israel		25,941,467

Jersey - 3.4%
Health Care Equipment & Supplies - 2.9%
Novocure Ltd. (a)	40,047	1,253,471
Internet Software & Services - 0.5%
XLMedia PLC	173,460	236,936
Total Jersey		1,490,407

Netherlands Antilles - 0.5%
Software - 0.5%
Sapiens International Corporation NV	24,652	239,091

United Kingdom - 5.1%
Communications Equipment - 0.5%
Telit Communications PLC (a)	111,896	227,862
Diversified Financial Services - 2.8%
Plus500 Ltd.	58,406	1,244,862
Hotels, Restaurants & Leisure - 1.2%
888 Holdings PLC	154,455	549,558
Media - 0.6%
Taptica international Ltd.	54,814	245,958
Total United Kingdom		2,268,240

United States - 22.8%
Aerospace & Defense - 0.3%
Arotech Corp. (a)	38,729	145,234
Biotechnology - 3.2%
BrainStorm Cell Therapeutics, Inc. (a)	29,052	113,303
OPKO Health, Inc. (a)	223,036	1,021,214
Pluristem Therapeutics, Inc. (a)	128,201	154,230
Protalix BioTherapeutics, Inc. (a)	253,521	109,219
Total Biotechnology		1,397,966
Commercial Services & Supplies - 0.3%
Pointer Telocation Ltd. (a)	9,595	114,854
Communications Equipment - 0.9%
Gilat Satellite Networks Ltd. (a)	42,366	391,782
Electric Utilities - 2.7%
Ormat Technologies, Inc.	22,700	1,196,353
Internet Software & Services - 1.6%
LivePerson, Inc. (a)	35,112	718,797
Semiconductors & Semiconductor Equipment - 4.4%
CEVA, Inc. (a)	15,815	477,613
DSP Group, Inc. (a)	20,114	250,419
SolarEdge Technologies, Inc. (a)	24,487	1,171,703
Total Semiconductors & Semiconductor Equipment		1,899,735
Software - 9.4%
ForeScout Technologies, Inc. (a) ^	14,489	496,393
Imperva, Inc. (a)	20,411	984,831
Varonis Systems, Inc. (a)	12,888	960,156
Verint Systems, Inc. (a)	38,319	1,699,448
Total Software		4,140,828
Total United States		10,005,549
TOTAL COMMON STOCKS (Cost $39,847,275)		43,788,344

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds- 0.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.76% (b)	280,524	280,524
TOTAL SHORT-TERM INVESTMENTS (Cost $280,524)		280,524

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 9.2%
Investment Companies - 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		4,081,254
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 4,081,254)		4,081,254

Total Investments (Cost $44,209,053) - 109.1%		48,150,122
Liabilities in Excess of Other Assets - (9.1)%		(4,022,483)
TOTAL NET ASSETS - 100.0%		$44,127,639

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,081,254 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $3,990,457.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.9%
Bermuda - 1.6%
Chemicals - 0.3%
Axalta Coating Systems Ltd. (a)	3,534	$107,116
Insurance - 1.3%
Arch Capital Group Ltd. (a)	3,738	98,907
Everest Re Group Ltd.	415	95,649
RenaissanceRe Holdings Ltd.	769	92,526
White Mountains Insurance Group Ltd.	129	116,954
Total Insurance		404,036
Total Bermuda		511,152

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	1,486	111,866

Ireland - 0.7%
Electrical Equipment - 0.1%
nVent Electric PLC (a)	1,572	39,457
Machinery - 0.2%
Pentair PLC	1,572	66,150
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (a)	706	121,645
Total Ireland		227,252

Jersey - 0.4%
Auto Components - 0.4%
Aptiv PLC	1,254	114,904

Switzerland - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	1,068	96,184
Household Durables - 0.4%
Garmin Ltd. ^	1,810	110,410
Total Switzerland		206,594

United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	760	104,249

United States - 94.4%
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,138	95,205
Expeditors International of Washington, Inc.	1,684	123,100
Total Air Freight & Logistics		218,305
Airlines - 0.3%
Southwest Airlines Co.	1,862	94,739
Auto Components - 0.3%
Gentex Corp.	4,635	106,698
Automobiles - 0.7%
Tesla, Inc. (a) ^	400	137,180
Thor Industries, Inc.	926	90,183
Total Automobiles		227,363

Banks - 4.1%
Bank of Hawaii Corp.	1,284	107,111
Commerce Bancshares, Inc.	1,779	115,119
Cullen/Frost Bankers, Inc.	1,004	108,673
First Horizon National Corp.	5,666	101,081
First Republic Bank	1,152	111,502
Fulton Financial Corp.	6,012	99,198
People's United Financial, Inc.	5,718	103,439
Signature Bank (a)	750	95,910
South State Corp.	1,250	107,813
SVB Financial Group (a)	443	127,921
Synovus Financial Corp.	2,135	112,792
Zions Bancorporation	2,023	106,592
Total Banks		1,297,151
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)	1,304	109,836
Alnylam Pharmaceuticals, Inc. (a)	890	87,656
Incyte Corp. (a)	1,280	85,760
Ionis Pharmaceuticals, Inc. (a)	2,420	100,841
Seattle Genetics, Inc. (a)	2,038	135,303
Vertex Pharmaceuticals, Inc. (a)	648	110,134
Total Biotechnology		629,530
Building Products - 2.4%
AO Smith Corp.	1,678	99,254
Apogee Enterprises, Inc.	2,460	118,498
Fortune Brands Home & Security, Inc.	1,811	97,233
Lennox International, Inc.	522	104,478
Masco Corp.	2,642	98,864
Simpson Manufacturing Co., Inc.	1,851	115,114
Trex Co., Inc. (a)	1,944	121,674
Total Building Products		755,115
Capital Markets - 4.2%
Cboe Global Markets, Inc.	933	97,097
Charles Schwab Corp.	2,043	104,397
CME Group, Inc.	659	108,023
E*TRADE Financial Corp. (a)	1,905	116,510
Interactive Brokers Group, Inc.	1,574	101,381
Intercontinental Exchange, Inc.	1,470	108,119
KKR & Co. LP	5,257	130,635
Moody's Corporation	660	112,570
MSCI, Inc.	713	117,952
S&P Global, Inc.	558	113,771
SEI Investments Co.	1,410	88,153
T Rowe Price Group, Inc. ^	978	113,536
Total Capital Markets		1,312,144
Chemicals - 3.3%
Ecolab, Inc.	778	109,177
FMC Corp.	1,393	124,269
Ingevity Corp. (a)	1,447	117,004
International Flavors & Fragrances, Inc.	779	96,565
Intrepid Potash, Inc. (a)	29,315	120,192
PPG Industries, Inc.	956	99,166
RPM International, Inc.	2,247	131,044
Sherwin-Williams Co.	272	110,859
WR Grace & Co.	1,741	127,632
Total Chemicals		1,035,908

Commercial Services & Supplies - 1.1%
Brink's Co.	1,496	119,306
Cintas Corp.	624	115,484
Copart, Inc. (a)	2,075	117,362
Total Commercial Services & Supplies		352,152
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,488	107,059
F5 Networks, Inc. (a) ^	738	127,267
Palo Alto Networks, Inc. (a)	582	119,584
Total Communications Equipment		353,910
Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,370	104,367
Jacobs Engineering Group, Inc.	1,804	114,536
Total Construction & Engineering		218,903
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	514	114,792
Vulcan Materials Co.	933	120,413
Total Construction Materials		235,205
Consumer Finance - 0.3%
SLM Corporation (a) ^	9,518	108,981
Containers & Packaging - 0.7%
AptarGroup, Inc.	1,188	110,936
Avery Dennison Corporation	1,003	102,406
Total Containers & Packaging		213,342
Distributors - 0.3%
LKQ Corp. (a)	2,812	89,703
Diversified Consumer Services - 0.3%
H&R Block, Inc.	4,199	95,653
Diversified Financial Services - 0.3%
Voya Financial, Inc.	2,112	99,264
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,620	52,018
Zayo Group Holdings, Inc. (a)	3,123	113,927
Total Diversified Telecommunication Services		165,945
Electric Utilities - 0.3%
Pinnacle West Capital Corp.	1,337	107,709
Electrical Equipment - 2.0%
Acuity Brands, Inc.	766	88,756
AMETEK, Inc.	1,390	100,302
Emerson Electric Co. ^	1,561	107,928
Generac Holdings, Inc. (a)	2,324	120,221
Rockwell Automation, Inc.	613	101,899
Sensata Technologies Holding PLC (a)	2,058	97,920
Total Electrical Equipment		617,026
Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp.	1,237	107,805
Badger Meter, Inc.	2,238	100,039
CDW Corp.	1,517	122,558
Dolby Laboratories, Inc.	1,678	103,516
IPG Photonics Corp. (a)	453	99,945
Itron, Inc. (a)	1,490	89,475
Keysight Technologies, Inc. (a)	2,037	120,244
Littelfuse, Inc.	507	115,687
National Instruments Corp.	2,090	87,738
Trimble, Inc. (a)	2,974	97,666
Total Electronic Equipment, Instruments & Components		1,044,673

Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	854	107,749
AvalonBay Communities, Inc.	649	111,557
Crown Castle International Corp.	973	104,909
Digital Realty Trust, Inc.	1,012	112,918
Prologis, Inc.	1,694	111,279
Realty Income Corp.	2,062	110,915
Regency Centers Corp.	1,808	112,241
SBA Communications Corp. (a) ^	623	102,870
Total Equity Real Estate Investment Trusts (REITs)		874,438
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	565	118,073
PriceSmart, Inc.	1,275	115,388
Total Food & Staples Retailing		233,461
Food Products - 1.5%
Hain Celestial Group, Inc. (a)	3,326	99,115
Kraft Heinz Co.	1,713	107,611
McCormick & Co., Inc.	1,002	116,322
Pinnacle Foods, Inc.	1,971	128,233
Total Food Products		451,281
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	421	144,041
Boston Scientific Corp. (a)	3,906	127,726
Cooper Cos.	465	109,484
DexCom, Inc. (a) ^	1,437	136,486
Edwards Lifesciences Corp. (a) ^	757	110,196
IDEXX Laboratories, Inc. (a)	558	121,611
Intuitive Surgical, Inc. (a)	256	122,491
ResMed, Inc.	1,083	112,177
Stryker Corp. ^	661	111,616
Teleflex, Inc.	418	112,112
Total Health Care Equipment & Supplies		1,207,940
Health Care Providers & Services - 3.6%
Aetna, Inc.	632	115,972
AMN Healthcare Services, Inc. (a)	1,880	110,168
Anthem, Inc.	486	115,683
Centene Corp. (a)	987	121,608
Cigna Corp.	636	108,088
Humana, Inc.	397	118,159
Laboratory Corp. of America Holdings (a)	658	118,131
MEDNAX, Inc. (a)	1,917	82,968
Quest Diagnostics, Inc.	1,064	116,976
UnitedHealth Group, Inc.	497	121,934
Total Health Care Providers & Services		1,129,687
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a) ^	8,641	103,692
Cerner Corp. (a)	1,840	110,014
Total Health Care Technology		213,706
Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc.	1,332	100,699
Starbucks Corp.	1,843	90,031
Total Hotels, Restaurants & Leisure		190,730
Household Durables - 0.6%
KB Home	3,712	101,115
TopBuild Corporation (a)	1,394	109,206
Total Household Durables		210,321

Household Products - 1.0%
Church & Dwight Co., Inc.	2,118	112,593
Colgate-Palmolive Co.	1,487	96,372
Procter & Gamble Co.	1,344	104,913
Total Household Products		313,878
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP	2,668	124,515
Ormat Technologies, Inc.	1,893	100,689
Pattern Energy Group, Inc.	6,170	115,688
Total Independent Power and Renewable Electricity Producers		340,892
Industrial Conglomerates - 1.0%
3M Co. ^	486	95,606
Honeywell International, Inc.	738	106,309
Roper Technologies, Inc.	380	104,846
Total Industrial Conglomerates		306,761
Insurance - 2.2%
Brighthouse Financial, Inc. (a)	2,075	83,145
Brown & Brown, Inc.	4,195	116,328
Chubb Ltd.	780	99,076
Cincinnati Financial Corp.	1,435	95,944
Markel Corp. (a)	91	98,676
Marsh & McLennan Cos., Inc.	1,291	105,823
Torchmark Corp.	1,267	103,146
Total Insurance		702,138
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	73	124,085
Booking Holdings, Inc. (a)	50	101,355
Expedia Group, Inc.	965	115,983
Netflix, Inc. (a)	357	139,741
TripAdvisor, Inc. (a)	2,610	145,403
Total Internet & Direct Marketing Retail		626,567
Internet Software & Services - 1.1%
Alphabet, Inc. (a)	102	113,796
VeriSign, Inc. (a)	900	123,678
Zillow Group, Inc. (a) ^	1,964	115,994
Total Internet Software & Services		353,468
IT Services - 4.3%
Automatic Data Processing, Inc.	940	126,091
Broadridge Financial Solutions, Inc.	963	110,841
Cognizant Technology Solutions Corp.	1,324	104,583
Fidelity National Information Services, Inc. ^	1,107	117,375
Fiserv, Inc. (a)	1,496	110,839
FleetCor Technologies, Inc. (a)	526	110,802
Global Payments, Inc. ^	946	105,470
MasterCard, Inc.	608	119,484
Paychex, Inc.	1,732	118,382
PayPal Holdings, Inc. (a)	1,393	115,995
Visa, Inc. ^	891	118,013
Worldpay, Inc. (a)	1,297	106,069
Total IT Services		1,363,944
Leisure Products - 0.4%
Hasbro, Inc.	1,265	116,772
Life Sciences Tools & Services - 1.0%
Bio-Techne Corp.	698	103,269
Illumina, Inc. (a)	451	125,960
Waters Corp. (a)	536	103,764
Total Life Sciences Tools & Services		332,993

Machinery - 5.4%
Caterpillar, Inc.	724	98,225
Crane Co.	1,149	92,069
Donaldson Co., Inc.	2,368	106,844
Energy Recovery, Inc. (a) ^	12,981	104,886
Fortive Corp.	1,376	106,103
Graco, Inc.	2,337	105,679
IDEX Corp.	741	101,132
Illinois Tool Works, Inc.	680	94,207
ITT, Inc.	2,179	113,896
Lincoln Electric Holdings, Inc.	1,185	103,996
Middleby Corp. (a) ^	860	89,801
Snap-on, Inc.	723	116,201
Toro Co.	1,707	102,847
WABCO Holdings, Inc. (a)	797	93,265
Wabtec Corp. ^	1,309	129,041
Watts Water Technologies, Inc.	1,373	107,643
Xylem, Inc.	1,373	92,513
Total Machinery		1,758,348
Media - 1.8%
Charter Communications, Inc. (a)	343	100,571
Liberty Broadband Corp. (a)	1,257	95,079
Sirius XM Holdings, Inc. ^	17,102	115,781
Twenty-First Century Fox, Inc.	2,907	144,449
Walt Disney Co.	1,062	111,308
Total Media		567,188
Metals & Mining - 0.7%
Compass Minerals International, Inc. ^	1,769	116,312
Reliance Steel & Aluminum Co.	1,244	108,900
Total Metals & Mining		225,212
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ^	5,473	108,092
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,124	95,540
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	3,789	108,669
Public Service Enterprise Group, Inc.	2,124	114,993
Total Multi-Utilities		223,662
Personal Products - 0.3%
Estee Lauder Cos, Inc.	712	101,595
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	1,666	92,196
Zoetis, Inc.	1,265	107,765
Total Pharmaceuticals		199,961
Professional Services - 1.1%
CoStar Group, Inc. (a)	294	121,313
Nielsen Holdings PLC ^	3,356	103,801
Verisk Analytics, Inc. (a)	1,026	110,439
Total Professional Services		335,553
Real Estate Management & Development - 0.3%
St. Joe Co. (a)	5,660	101,597
Road & Rail - 1.1%
AMERCO	309	110,050
CSX Corp.	1,915	122,139
Union Pacific Corp. ^	794	112,494
Total Road & Rail		344,683

Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a) ^	10,616	159,135
Analog Devices, Inc.	1,171	112,322
Applied Materials, Inc.	1,898	87,669
Cypress Semiconductor Corp.	6,291	98,014
First Solar, Inc. (a) ^	1,496	78,779
Integrated Device Technology, Inc. (a)	3,492	111,325
Intel Corp. ^	2,027	100,762
KLA-Tencor Corp.	978	100,274
Lam Research Corp.	525	90,746
Maxim Integrated Products, Inc.	1,771	103,887
Microchip Technology, Inc. ^	1,155	105,047
NVIDIA Corp. ^	457	108,263
ON Semiconductor Corp. (a) ^	4,321	96,077
Power Integrations, Inc.	1,560	113,958
Qorvo, Inc. (a) ^	1,514	121,378
QUALCOMM, Inc.	1,926	108,087
Rambus, Inc. (a)	7,945	99,630
Skyworks Solutions, Inc.	1,064	102,836
SunPower Corp. (a) ^	13,371	102,556
Teradyne, Inc.	2,310	87,942
Texas Instruments, Inc.	1,027	113,227
Universal Display Corp. ^	1,055	90,730
Xilinx, Inc.	1,477	96,389
Total Semiconductors & Semiconductor Equipment		2,389,033
Software - 3.2%
Adobe Systems, Inc. (a)	489	119,223
ANSYS, Inc. (a)	679	118,268
Autodesk, Inc. (a)	840	110,116
Intuit, Inc.	608	124,217
Red Hat, Inc. (a) ^	707	95,000
salesforce.com, Inc. (a) ^	918	125,215
ServiceNow, Inc. (a)	639	110,208
Splunk, Inc. (a)	1,073	106,345
Workday, Inc. (a)	831	100,651
Total Software		1,009,243
Specialty Retail - 4.0%
Aaron's, Inc.	2,290	99,501
AutoZone, Inc. (a)	164	110,033
L Brands, Inc.	2,793	103,006
Lowe's Cos., Inc.	1,215	116,118
O'Reilly Automotive, Inc. (a)	429	117,362
Ross Stores, Inc.	1,368	115,938
The Home Depot, Inc.	598	116,670
Tiffany & Co.	1,091	143,575
TJX Cos, Inc.	1,307	124,399
Tractor Supply Co.	1,693	129,497
Ulta Beauty, Inc. (a)	522	121,866
Total Specialty Retail		1,297,965

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	635	117,545
NetApp, Inc. ^	1,730	135,857
Total Technology Hardware, Storage & Peripherals		253,402
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc. ^	5,792	127,540
Lululemon Athletica, Inc. (a)	1,185	147,947
PVH Corp.	704	105,403
Ralph Lauren Corp.	954	119,937
Tapestry, Inc.	2,027	94,681
Under Armour, Inc. (a) ^	6,525	146,682
VF Corp.	1,440	117,389
Total Textiles, Apparel & Luxury Goods		859,579
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial, Inc.	8,641	113,715
New York Community Bancorp, Inc. ^	8,190	90,418
TFS Financial Corp.	7,263	114,537
Washington Federal, Inc.	3,084	100,847
Total Thrifts & Mortgage Finance		419,517
Trading Companies & Distributors - 2.5%
Air Lease Corp.	2,504	105,093
Fastenal Co.	1,954	94,046
GATX Corp. ^	1,557	115,576
Herc Holdings, Inc. (a)	1,642	92,510
MSC Industrial Direct Co., Inc.	1,167	99,020
United Rentals, Inc. (a)	617	91,082
WESCO International, Inc. (a)	1,719	98,155
WW Grainger, Inc.	378	116,575
Total Trading Companies & Distributors		812,057
Water Utilities - 1.8%
American States Water Co.	2,010	114,891
American Water Works Co., Inc.	1,299	110,909
Aqua America, Inc.	3,133	110,219
California Water Service Group	2,864	111,553
Middlesex Water Co.	2,907	122,587
Total Water Utilities		570,159
Total United States		30,020,782

Virgin Islands (UK) - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (a)	1,702	113,353
Total Virgin Islands (UK)		113,353
TOTAL COMMON STOCKS (Cost $27,829,086)		31,410,152

MUTUAL FUNDS - 0.3%
Internet Software & Services - 0.3%
Altaba, Inc. (a)	1,441	105,496
TOTAL MUTUAL FUNDS (Cost $99,764)		105,496

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds- 0.7%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.76% (b)	219,032	219,032
TOTAL SHORT-TERM INVESTMENTS (Cost $219,032)		219,032

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 12.6%
Investment Companies - 12.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		3,999,989
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 3,999,989)		3,999,989

Total Investments (Cost $32,147,871) - 112.5%		35,734,669
Liabilities in Excess of Other Assets - (12.5)%		(3,959,778)
TOTAL NET ASSETS - 100.0%		$31,774,891

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $3,999,989 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $3,916,404.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rogers AI Global Macro ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

EXCHANGE TRADED FUNDS - 99.0%
Global X MSCI Argentina ETF	1,425	$14,948
Global X MSCI Colombia ETF	1,526	21,838
Global X MSCI Norway ETF	313	19,569
iShares 1-3 Year Treasury Bond ETF	568	11,178
iShares China Large-Cap ETF	218	13,928
iShares Core S&P Total US Stock Market ETF	870	35,502
iShares MSCI Australia ETF	652	14,976
iShares MSCI Austria ETF	316	14,956
iShares MSCI Belgium ETF	246	12,767
iShares MSCI Brazil ETF	519	15,835
iShares MSCI Canada ETF	264	12,764
iShares MSCI Chile ETF	274	8,261
iShares MSCI Denmark ETF	236	5,140
iShares MSCI Finland ETF	759	18,208
iShares MSCI France ETF	414	14,904
iShares MSCI Germany ETF	311	10,817
iShares MSCI Hong Kong ETF	239	6,446
iShares MSCI India ETF	15,877	1,323,665
iShares MSCI Indonesia ETF	2,347	100,851
iShares MSCI Ireland ETF	3,018	68,237
iShares MSCI Israel ETF	2,302	52,140
iShares MSCI Italy ETF	3,247	104,066
iShares MSCI Japan ETF	2,916	83,135
iShares MSCI Malaysia ETF	696	32,044
iShares MSCI Mexico ETF	401	12,239
iShares MSCI Netherlands ETF	492	14,750
iShares MSCI New Zealand ETF	853	20,651
iShares MSCI Peru ETF	1,091	36,319
iShares MSCI Philippines ETF	959	27,706
iShares MSCI Poland ETF	185	10,713
iShares MSCI Russia ETF	2,510	78,262
iShares MSCI Singapore ETF	1,773	83,579
iShares MSCI South Korea ETF	219	8,596
iShares MSCI Spain ETF	430	14,543
iShares MSCI Sweden ETF	283	19,162
iShares MSCI Switzerland ETF	1,528	46,375
iShares MSCI Taiwan ETF	508	15,499
iShares MSCI Thailand ETF	480	15,638
iShares MSCI Turkey ETF	332	27,314
iShares MSCI United Kingdom ETF	284	8,582
TOTAL EXCHANGE TRADED FUNDS (Cost $2,463,081)		2,456,103

Total Investments (Cost $2,463,081) - 99.0%	2,456,103
Other Assets in Excess of Liabilities - 1.0%	24,753
TOTAL NET ASSETS - 100.0%	$2,480,856

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

AI Powered Equity ETF
Schedule of Investments
June 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.3%
United States - 96.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	4,099	$764,095
Huntington Ingalls Industries, Inc.	10,166	2,203,888
Spirit AeroSystems Holdings, Inc. (a) ^	8,855	760,733
Total Aerospace & Defense		3,728,716
Airlines - 1.2%
JetBlue Airways Corporation	18,700	354,926
SkyWest, Inc.	6,500	337,350
Spirit Airlines, Inc. (a) ^	30,527	1,109,656
Total Airlines		1,801,932
Automobiles - 0.9%
Thor Industries, Inc.	13,210	1,286,522
Banks - 8.1%
BankUnited, Inc.	39,166	1,599,931
CIT Group, Inc.	46,263	2,332,118
Citizens Financial Group, Inc.	8,276	321,936
Hancock Whitney Corp.	50,411	2,351,674
Hilltop Holdings, Inc.	34,588	763,357
Investors Bancorp, Inc.	43,519	556,608
SunTrust Banks, Inc. (a) ^	25,572	1,688,263
Texas Capital Bancshares, Inc.	18,329	1,677,104
Western Alliance Bancorp	8,284	468,957
Total Banks		11,759,948
Beverages - 1.2%
Brown-Forman Corp.	36,126	1,770,535
Biotechnology - 4.1%
AbbVie, Inc.	27,327	2,531,846
Amgen, Inc.	13,584	2,507,471
Bluebird Bio, Inc.	5,704	895,243
Total Biotechnology		5,934,560
Building Products - 0.3%
Owens Corning	7,394	468,558
Capital Markets - 8.3%
Ameriprise Financial, Inc.	15,750	2,203,110
BGC Partners, Inc.	163,010	1,845,273
LPL Financial Holdings, Inc. (a) ^	30,871	2,023,285
Nasdaq, Inc.	38,251	3,491,170
SEI Investments Co.	41,185	2,574,886
Total Capital Markets		12,137,724
Chemicals - 2.9%
LSB Industries, Inc. (a) ^	65,571	347,526
Platform Specialty Products Corp.	185,037	2,146,430
Valvoline, Inc. (a) ^	81,221	1,751,937
Total Chemicals		4,245,893
Commercial Services & Supplies - 0.3%
Rollins, Inc.	8,156	428,842
Communications Equipment - 1.8%
Arista Networks, Inc.	4,303	1,107,979
Ciena Corp.	59,002	1,564,143
Total Communications Equipment		2,672,122
Consumer Finance - 1.5%
Ally Financial, Inc.	85,283	2,240,384

Containers & Packaging - 0.3%
Berry Global Group, Inc.	8,863	407,166
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc. (a) ^	–	–
Zayo Group Holdings, Inc.	8,338	304,170
Total Diversified Telecommunication Services		304,170
Electronic Equipment, Instruments & Components - 1.9%
CDW Corp.	10,233	826,724
Tech Data Corp.	24,178	1,985,497
Total Electronic Equipment, Instruments & Components		2,812,221
Equity Real Estate Investment Trusts (REITs) - 2.9%
Forest City Realty Trust, Inc.	185,749	4,236,935
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	6,831	1,427,542
Walmart, Inc.	30,624	2,622,946
Total Food & Staples Retailing		4,050,488
Food Products - 1.2%
Pinnacle Foods, Inc.	26,349	1,714,266
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	8,617	636,279
Edwards Lifesciences Corp.	5,223	760,312
Intuitive Surgical, Inc.	2,758	1,319,648
Total Health Care Equipment & Supplies		2,716,239
Health Care Providers & Services - 3.5%
Aetna, Inc.	6,196	1,136,966
Anthem, Inc.	1,838	437,499
McKesson Corp.	4,347	579,890
Premier, Inc. (a) ^	52,724	1,918,099
WellCare Health Plans, Inc.	3,905	961,567
Total Health Care Providers & Services		5,034,021
Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp. (a) ^	69,622	2,413,098
Las Vegas Sands Corp.	14,185	1,083,167
Total Hotels, Restaurants & Leisure		3,496,265
Household Durables - 1.1%
Mohawk Industries, Inc.	7,463	1,599,097
Industrial Conglomerates - 2.5%
3M Co. (a) ^	11,827	2,326,607
Roper Technologies, Inc.	4,735	1,306,434
Total Industrial Conglomerates		3,633,041
Insurance - 1.8%
Markel Corp.	1,820	1,973,517
Marsh & McLennan Cos., Inc. (a) ^	7,613	624,038
Total Insurance		2,597,555
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.	1,595	2,711,181
Internet Software & Services - 5.0%
Alphabet, Inc.	4,265	4,815,996
Facebook, Inc.	12,435	2,416,369
Total Internet Software & Services		7,232,365
IT Services - 4.3%
Cognizant Technology Solutions Corp.	26,365	2,082,571
DXC Technology Co.	28,777	2,319,714
Gartner, Inc.	8,131	1,080,610
Leidos Holdings, Inc.	11,929	703,811
Perspecta, Inc. (a) ^	–	–
Total IT Services		6,186,706
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	5,835	1,208,662
Machinery - 0.8%
Nordson Corp.	8,543	1,097,007

Media - 3.3%
CBS Corp.	32,676	1,837,045
Charter Communications, Inc.	6,527	1,913,781
TEGNA, Inc.	104,475	1,133,554
Total Media		4,884,380
Oil, Gas & Consumable Fuels - 3.5%
Diamondback Energy, Inc.	16,533	2,175,246
Penn Virginia Corp.	8,404	713,416
Targa Resources Corp.	43,416	2,148,658
Total Oil, Gas & Consumable Fuels		5,037,320
Pharmaceuticals - 3.4%
Catalent, Inc.	42,807	1,793,185
Collegium Pharmaceutical, Inc. (a) ^	55,054	1,313,038
Cymabay Therapeutics, Inc.	34,899	468,345
Intra-Cellular Therapies, Inc.	23,879	421,942
Nektar Therapeutics	19,892	971,326
Total Pharmaceuticals		4,967,836
Professional Services - 0.8%
ASGN, Inc.	14,565	1,138,837
Semiconductors & Semiconductor Equipment - 7.6%
Broadcom, Inc.	6,742	1,635,879
Microchip Technology, Inc. (a) ^	29,814	2,711,584
NVIDIA Corp. (a) ^	4,908	1,162,705
Skyworks Solutions, Inc.	9,313	900,101
Teradyne, Inc.	15,103	574,971
Texas Instruments, Inc.	36,155	3,986,090
Total Semiconductors & Semiconductor Equipment		10,971,330
Software - 5.0%
Electronic Arts, Inc.	12,031	1,696,612
salesforce.com, Inc. (a) ^	3,498	477,127
ServiceNow, Inc.	6,806	1,173,831
SS&C Technologies Holdings, Inc.	40,107	2,081,553
Synopsys, Inc.	18,446	1,578,424
Zynga, Inc.	77,679	316,154
Total Software		7,323,701
Specialty Retail - 1.6%
Aaron's, Inc.	53,125	2,308,281
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc. (a) ^	9,466	1,752,251
Xerox Corp.	80,987	1,943,688
Total Technology Hardware, Storage & Peripherals		3,695,939
Thrifts & Mortgage Finance - 2.4%
Radian Group, Inc.	210,929	3,421,268
Trading Companies & Distributors - 0.6%
Systemax, Inc.	9,488	325,723
United Rentals, Inc.	4,112	607,013
Total Trading Companies & Distributors		932,736
Total United States		144,194,749
TOTAL COMMON STOCKS (Cost $145,967,449)		144,194,749

RIGHTS - 0.0%
NewStar Financial, Inc. (a)(c)	115,783	–
TOTAL RIGHTS (Cost $0)		–

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 11.9%
Investment Companies - 11.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		17,262,547
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 17,262,547)		17,262,547

Total Investments (Cost $163,229,996) - 111.1%		161,457,296
Liabilities in Excess of Other Assets - (11.1)%		(16,083,127)
TOTAL NET ASSETS - 100.0%		$145,374,169

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2018.
(c)	Includes a security that is categorized as Level 3 per the Trust's fair value hierarchy. This security represents $0 or 0.00% of the Fund's net assets and is classified as a Level 3 security.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $17,262,547 as of June 30, 2018.
^ All or a portion of this security is out on loan as of June 30, 2018. Total value of securities out on loan is $16,904,726.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech ETF, Etho Climate Leadership U.S. ETF, ETFMG Alternative Harvest ETF, AI Powered Equity ETF, Rogers AI Global Macro ETF, and BlueStar Israel Technology ETF (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
 Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2018, ETFMG Prime Junior Silver ETF, AI Powered Equity ETF, and ETFMG Alternative Harvest each held one fair valued security. More detail on the security can be found in their respective Schedule of Investments. ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech, Etho Climate Leadership U.S. ETF, Rogers AI Global Macro ETF, and BlueStar Israel Technology ETF did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:
ETFMG Prime Junior Silver ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$55,819,294	$—	$-	(1)	$55,819,294
Short Term Investments	683,208	—	—		683,208
Total Investments in Securities	$56,502,502	$—	$—		$56,502,502

ETFMG Prime Cyber Security ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$1,595,316,450	$—	$—		$1,595,316,450
Short Term Investments	1,808,666	—	—		1,808,666
Investments Purchased with Securities Lending Collateral*	—	—	—		173,303,594
Total Investments in Securities	$1,597,125,116	$—	$—		$1,770,428,710

ETFMG Prime Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$357,624,060	$—	$—		$357,624,060
Short Term Investments	2,605,102	—	—		2,605,102
Investments Purchased with Securities Lending Collateral*	—	—	—		42,259,200
Total Investments in Securities	$360,229,162	$—	$—		$402,488,362

ETFMG Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$46,310,916	$—	$—		$46,310,916
Investments Purchased with Securities Lending Collateral*	—	—	—		7,743,288
Total Investments in Securities	$46,310,916	$—	$—		$54,054,204

ETFMG Video Game Tech ETF Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$120,488,647	$—	$—		$120,488,647
Short Term Investments	1,983	—	—		1,983
Investments Purchased with Securities Lending Collateral*	—	—	—		11,572,823
Total Investments in Securities	$120,490,630	$—	$—		$132,063,453
Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$31,410,152	$—	$—		$31,410,152
Mutual Funds	105,496	—	—		105,496
Short Term Investments	219,032	—	—		219,032
Investments Purchased with Securities Lending Collateral*	—	—	—		3,999,989
Total Investments in Securities	$31,734,680	$—	$—		$35,734,669

ETFMG Alternative Harvest ETF Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$381,762,324	$—	$-	(1)	$381,762,324
Short Term Investments	1,538,655	—	—		1,538,655
Investments Purchased with Securities Lending Collateral*	—	—	—		58,882,422
Total Investments in Securities	$383,300,979	$—	$—		$442,183,401
Rogers AI Global Macro ETF
Assets^	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$2,456,103	$—	$—		$2,456,103
Total Investments in Securities	$2,456,103	$—	$—		$2,456,103
BlueStar Israel Technology ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$43,788,344	$—	$—		$43,788,344
Short Term Investments	280,524	—	—		280,524
Investments Purchased with Securities Lending Collateral*	—	—	—		4,081,254
Total Investments in Securities	$44,068,868	$—	$—		$48,150,122
AI Powered Equity ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$144,194,749	$—	$—		$144,194,749
Rights	—	—	-	(1)	—
Investments Purchased with Securities Lending Collateral*	—	—	—		17,262,547
Total Investments in Securities	$144,194,749	$—	$—		$161,457,296

^	See Schedule of Investments for classifications by country and industry.
(1)
Includes a security valued at $0. ETFMG Prime Junior Silver ETF, ETFMG Alternative Harvest ETF, and AI Powered Equity ETF held a Level 3 security at the end of the period. The securities classified as a Level 3 are deemed immaterial.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

Below are the transfers into or out of Levels 1 and 2 during the nine months ended June 30, 2018:

ETFMG Prime Junior Silver ETF
Transfers into Level 1	$124,143
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$124,143
Transfers into Level 2	$—
Transfers out of Level 2	(124,143)
Net Transfers in and/(out) of Level 2	$(124,143)

The transfer from Level 2 to Level 1 is due to increased trading activity on June 30, 2018.  Transfers between levels are recognized at the end of the reporting period.

Each of the ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech ETF, Etho Climate Leadership U.S. ETF, AI Powered Equity ETF, Rogers AI Global Macro ETF, and BlueStar Israel Technology ETF, did not have any transfers between Levels 1, 2, and 3 during the nine months ended June 30, 2018.

ETFMG Alternative Harvest ETF had a transfer from Level 1 to Level 3 during the nine months ended June 30, 2018.  The transfer from Level 1 to Level 3 is due to being previously priced in an active market. There were no transfers between Level 2 during the nine months ended June 30, 2018.  Transfers between levels are recognized at the end of the reporting period and as of June 30, 2018 the security involved in the transfer had a value of $0.

NOTE 2 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the nine months ended June 30, 2018. Carbonite, Inc. and SecureWorks Corp. are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance June 30, 2018	Realized Gains (Losses)[1]	Net Unrealized Appreciation	Dividend Income	Value June 30, 2018

Carbonite, Inc.	—	2,475,900	(801,682)	1,674,218	3,471,979	1,576,644	—	58,430,208
SecureWorks Corp.	768,717	793,498	(676,344)	885,871	(2,435,663)	1,015,948	—	11,029,094
Total		3,269,398	(1,478,026)	2,560,089	1,036,316	2,592,592

ETFMG Prime Mobile Payments ETF

ETFMG Prime Mobile Payments ETF owned 5% or more of the voting securities of the following company during the nine months ended June 30, 2018.  Dai-ichi Life Holdings, Inc. is deemed to be an affiliate of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in this security were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance June 30, 2018	Realized Losses[1]	Net Unrealized Depreciation	Dividend Income	Value June 30, 2018

Dai-ichi Life Holdings, Inc.	—	754,289	(51,007)	703,282	(114,156)	(1,632,737)	267,333	12,551,915

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date  August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date  August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

  Date  August 14, 2018

* Print the name and title of each signing officer under his or her signature.